Expendable parts and supplies	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Expendable parts and supplies
11.	Expendable parts and supplies

	2018	2017
Material for repair and maintenance	$93,654	$79,424
Other inventories	3,315	3,058

	96,969	82,482
Allowance for obsolescence	(10,439)	(657)

	$86,530	$81,825

Expendable parts and supplies recognized as an expense in the accompanying consolidated statement of profit or loss under “Maintenance, materials and repairs” amount to $31.9 million, $28.1 million and $24.7 million, for the years ended December 31, 2018, 2017 and 2016, respectively.

During 2018, due the recognition of impairment over the Embraer 190 fleet (see note 13), the Company estimated the amount of inventory that is not expected to be consumed during the next 5 year, resulted in a loss of $9.6 million recognize as “Impairment of non financial assets” in the accompanying consolidated statement of profit or loss.